Income Tax: (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Income Tax Disclosure [Abstract]
The Companys Income Tax Receivable		$ 8.1
Proceeds from Income Tax Refunds	$ 0.6